ORDINARY SHARES	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
ORDINARY SHARES

21. ORDINARY SHARES
In November 2017, the Company was incorporated as limited liability company with authorized share capital of US$50 divided into 500,000,000 shares with par value US$0.0001 each. As of December 31, 2017, 1 ordinary share was issued and outstanding.
In January 2018, the shares were subdivided into 10,000,000,000 shares with par value US$0.000005 each. 1 ordinary share was subdivided into 20 ordinary shares (the “Share Split”) and was therefore after issued and outstanding.
As of December 31, 2019 and 2020, 20,000,000,000 ordinary shares had been authorized and a total of 2,158,791,222 ordinary shares, consists of 1,208,831,222 Class A ordinary shares and 949,960,000 Class B ordinary shares, had been issued. A total of 2,133,265,412 ordinary shares, consists of 1,183,305,412 Class A ordinary shares and 949,960,000 Class B ordinary shares, had been outstanding as of December 31, 2020. A total of 2,129,405,572 ordinary shares, consists of 1,179,445,572 Class A ordinary shares and 949,960,000 Class B ordinary shares, had been outstanding as of December 31, 2019.
Immediately prior to the completion of the IPO, all classes of preferred shares of the Company were converted and re-designated
as 895,216,752 Class A ordinary shares on a
one-for-one
basis. 201,440,000 ordinary shares of the Company were
re-designated
as Class A ordinary share and 949,960,000 ordinary shares were re-designated
as Class B ordinary shares with super voting power (one share with ten votes). Mr. Xiao Shanglue, founder, chairman and chief executive officer of the Company, will be deemed to beneficially own all of the issued Class B ordinary shares.
On May 3, 2019, the Company completed its IPO on NASDAQ Global Select Market. The Company offered 110,000,000 Class A ordinary shares which represented 11,000,000 ADSs.
Subsequently on June 4, 2019, over-allotment option were electedly exercised and the Company issued additional 2,174,470 shares of Class A Ordinary Shares issued at a price of US$1.10 per share.
On August 28, 2019, the Company was authorized by the Board of Directors to, from time to time, acquire up to an aggregate of US$20 million of its shares in the form of ADSs and/or the ordinary shares of the Company over the next six months in the open market and through privately negotiated transactions, in block trades and/or through other legally permissible means, depending on market conditions and in accordance with applicable rules and regulations. The Company cumulatively repurchased 40,076,270 and 40,463,770 Class A ordinary shares at price of US$0.09 to $0.70 as of December 31, 2020 and 2021, respectively.